UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report The Advisors’ Inner Circle Fund

April 30, 2020

Cambiar Opportunity Fund	Cambiar International Small Cap Fund

Cambiar SMID Fund	Cambiar Global Equity Fund

Cambiar Small Cap Fund	Cambiar Global Ultra Focus Fund

Cambiar International Equity Fund

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request to continue receiving paper reports. Instead, as of that date, the reports will be made available on a website, and you will be notified by mail each time a report is posted. The mail notification will provide you with a website link permitting you to access the report.

Under these regulations, you can continue receiving paper copies of the shareholder reports (free of charge) after March 1, 2021 by notifying the Funds or your financial intermediary at any time. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-777-8227. If you invest through a financial intermediary such as a broker-dealer or bank, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Cambiar Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.2%
Raytheon Technologies	93,392	$6,052,736

AIR FREIGHT & LOGISTICS — 3.1%
United Parcel Service, Cl B	62,000	5,868,920

BANKS — 5.4%
Citigroup	88,000	4,273,280
JPMorgan Chase	62,000	5,937,120

		10,210,400

BIOTECHNOLOGY — 3.8%
Biogen *	13,000	3,858,790
Gilead Sciences	40,000	3,360,000

		7,218,790

CAPITAL MARKETS — 7.5%
Charles Schwab	95,000	3,583,400
Goldman Sachs Group	30,000	5,502,600
KKR, Cl A	200,000	5,042,000

		14,128,000

CHEMICALS — 5.8%
Corteva	200,000	5,238,000
PPG Industries	62,000	5,631,460

		10,869,460

CONSUMER FINANCE — 3.2%
American Express	67,000	6,113,750

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications	110,000	6,319,500

ELECTRICAL EQUIPMENT — 3.1%
Rockwell Automation	31,000	5,873,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.8%
TE Connectivity	72,000	$5,289,120

HEALTH CARE EQUIPMENT & SERVICES — 2.0%
Medtronic	38,000	3,709,940

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Centene *	56,000	3,728,480

HOUSEHOLD PRODUCTS — 3.1%
Colgate-Palmolive	82,000	5,762,140

INDUSTRIAL CONGLOMERATE — 3.1%
3M	38,000	5,772,960

INSURANCE — 1.8%
American International Group	130,000	3,305,900

INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Cl A *	4,600	6,194,820

INTERNET & DIRECT MARKETING RETAIL — 3.7%
Amazon.com *	2,800	6,927,200

IT SERVICES — 1.9%
Visa, Cl A	20,000	3,574,400

MACHINERY — 3.0%
Stanley Black & Decker	52,000	5,730,400

MULTI-UTILITIES — 2.5%
Sempra Energy	38,000	4,706,300

PHARMACEUTICALS — 3.5%
Pfizer	175,000	6,713,000

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Invitation Homes **	153,100	3,620,815

ROAD & RAIL — 2.9%
Union Pacific	34,000	5,432,860

SEMI-CONDUCTORS & EQUIPMENT — 8.9%
Applied Materials	100,000	4,968,000
Marvell Technology Group	250,000	6,685,000
Skyworks Solutions	50,000	5,194,000

		16,847,000

SOFTWARE — 2.9%
VMware, Cl A *	42,000	5,523,840

SPECIALTY RETAIL — 3.0%
Home Depot	26,000	5,715,580

WATER UTILITIES — 2.1%
American Water Works	33,000	4,015,770

TOTAL COMMON STOCK (Cost $162,357,444)		175,225,961

TOTAL INVESTMENTS— 92.8% (Cost $162,357,444)		$175,225,961

Percentages are based on Net Assets of $188,887,318.
*	Non-income producing security.
**	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2020 (UNAUDITED)

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.5%
Huntington Ingalls Industries	7,000	$1,339,870

AIR FREIGHT & LOGISTICS — 2.9%
Expeditors International of Washington	21,700	1,553,829

BANKS — 6.0%
BankUnited	45,800	907,298
East West Bancorp	37,600	1,318,632
PacWest Bancorp	47,800	967,472

		3,193,402

BIOTECHNOLOGY — 2.3%
Incyte *	12,500	1,220,750

BUILDING PRODUCTS — 2.4%
AO Smith	30,700	1,301,066

DIVERSIFIED FINANCIAL SERVICES — 2.8%
Equitable Holdings	80,400	1,472,928

ELECTRICAL EQUIPMENT — 2.7%
Hubbell, Cl B	11,600	1,443,388

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
IPG Photonics *	11,000	1,422,630

GAS UTILITIES — 3.0%
Atmos Energy	15,600	1,590,732

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
STERIS	9,200	1,311,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.5%
Vail Resorts *	7,830	$1,338,930

HOUSEHOLD DURABLES — 2.9%
NVR *	494	1,531,400

INSURANCE — 8.9%
American Financial Group	17,500	1,159,200
Arch Capital Group *	42,000	1,009,260
Axis Capital Holdings	34,000	1,244,400
Fidelity National Financial	49,700	1,344,385

		4,757,245

IT SERVICES — 10.3%
Amdocs	23,000	1,482,120
Euronet Worldwide *	13,400	1,229,584
Leidos Holdings	14,400	1,422,864
MAXIMUS	19,900	1,339,668

		5,474,236

LIFE SCIENCES TOOLS & SERVICES — 7.9%
Bio-Rad Laboratories, Cl A *	3,300	1,452,330
Bruker	35,300	1,387,996
Charles River Laboratories International *	9,700	1,403,299

		4,243,625

MACHINERY — 5.4%
Lincoln Electric Holdings	17,500	1,408,925
Toro	23,000	1,467,630

		2,876,555

PROFESSIONAL SERVICES — 2.2%
Robert Half International	25,120	1,187,422

REAL ESTATE INVESTMENT TRUSTS — 7.0%
CoreSite Realty **	10,990	1,331,878
Invitation Homes **	52,400	1,239,260
VICI Properties **	68,200	1,188,044

		3,759,182

ROAD & RAIL — 5.9%
JB Hunt Transport Services	15,470	1,564,326
Knight-Swift Transportation Holdings, Cl A	42,100	1,565,278

		3,129,604

SEMI-CONDUCTORS & INSTRUMENTS — 5.6%
ON Semiconductor *	89,200	1,431,214
Qorvo *	16,000	1,568,480

		2,999,694

SOFTWARE — 2.6%
Cerence *	66,000	1,396,560

SPECIALTY RETAIL — 2.3%
Ulta Beauty *	5,700	1,242,144

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Levi Strauss, Cl A	86,300	1,112,407

WATER UTILITIES — 2.7%
Essential Utilities	34,300	1,433,397

TOTAL COMMON STOCK (Cost $51,191,348)		52,331,996

TOTAL INVESTMENTS— 98.1% (Cost $51,191,348)		$52,331,996

Percentages are based on Net Assets of $53,361,677.
*	Non-income producing security.
**	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2020 (UNAUDITED)

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0%

	Shares	Value
AEROSPACE & DEFENSE — 4.7%
BWX Technologies	27,750	$1,472,415
Parsons *	41,920	1,567,808

		3,040,223

AIR FREIGHT & LOGISTICS — 4.2%
Forward Air	27,000	1,393,200
Hub Group, Cl A *	28,360	1,364,400

		2,757,600

BANKS — 7.5%
Independent Bank Group	29,800	903,238
TCF Financial	43,000	1,276,670
United Bankshares	47,600	1,426,096
United Community Banks	60,900	1,287,730

		4,893,734

BIOTECHNOLOGY — 6.1%
Athenex *	73,000	652,620
Emergent BioSolutions *	17,850	1,320,007
Exelixis *	53,000	1,308,835
Stemline Therapeutics *	132,978	695,475

		3,976,937

BUILDING PRODUCTS — 2.1%
PGT Innovations *	133,800	1,383,492

CHEMICALS — 2.0%
Cabot	39,000	1,321,710

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Healthcare Services Group	57,000	1,452,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSTRUCTION & ENGINEERING — 1.9%
NV5 Global *	26,000	$1,215,500

ELECTRIC UTILITIES — 4.2%
IDACORP	14,700	1,349,166
PNM Resources	34,600	1,400,954

		2,750,120

ELECTRICAL EQUIPMENT — 2.0%
EnerSys	22,500	1,313,775

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 3.8%
Dolby Laboratories, Cl A	19,440	1,166,983
Vishay Intertechnology	80,500	1,335,495

		2,502,478

FOOD PRODUCTS — 1.8%
Hain Celestial Group *	46,200	1,193,808

HEALTH CARE EQUIPMENT & SERVICES — 1.5%
Cardiovascular Systems *	24,000	1,008,000

HEALTH CARE PROVIDERS & SERVICES — 5.9%
BioTelemetry *	26,500	1,237,815
CorVel *	24,000	1,264,560
ICU Medical *	6,350	1,392,619

		3,894,994

HEALTH CARE TECHNOLOGY — 2.1%
HMS Holdings *	48,300	1,385,003

HOUSEHOLD DURABLES — 1.5%
MDC Holdings	34,000	994,500

INSURANCE — 10.2%
Axis Capital Holdings	33,000	1,207,800
First American Financial	29,700	1,369,764
James River Group Holdings	37,210	1,320,211
Reinsurance Group of America, Cl A	15,000	1,570,200
RenaissanceRe Holdings	8,500	1,241,085

		6,709,060

INTERACTIVE MEDIA & SERVICES — 1.6%
Yelp, Cl A *	46,900	1,048,215

IT SERVICES — 1.7%
WNS Holdings ADR *	23,000	1,123,550

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bruker	32,600	1,281,832

MACHINERY — 2.2%
Mueller Water Products, Cl A	154,000	1,461,460

PROFESSIONAL SERVICES — 4.1%
Insperity	28,000	1,335,880
ManpowerGroup	18,300	1,358,592

		2,694,472

REAL ESTATE INVESTMENT TRUST — 4.8%
American Homes 4 Rent, Cl A **	55,000	1,327,700
Essential Properties Realty Trust **	122,000	1,792,180

		3,119,880

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Marcus & Millichap *	45,400	1,318,870

SEMI-CONDUCTORS & EQUIPMENT — 3.9%
Advanced Energy Industries *	23,000	1,278,800
Rambus *	102,000	1,278,060

		2,556,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOFTWARE — 6.3%
Bottomline Technologies DE *	30,740	$1,279,706
Cerence *	67,000	1,417,720
CommVault Systems *	32,500	1,387,425

		4,084,851

SPECIALTY RETAIL — 1.7%
Penske Automotive Group	31,600	1,136,968

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Carter’s	15,800	1,235,560

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Telephone and Data Systems	36,500	716,130

TOTAL COMMON STOCK (Cost $65,204,084)		63,572,512

TOTAL INVESTMENTS— 97.0% (Cost $65,204,084)		$63,572,512

Percentages are based on Net Assets of $65,546,154.
*	Non-income producing security.
**	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%

	Shares	Value
BELGIUM — 1.8%
KBC Group	422,000	$22,740,429

CANADA — 1.6%
Nutrien	580,000	20,711,800

CHINA — 1.0%
Alibaba Group Holding ADR *	61,871	12,539,396

DENMARK — 4.2%
Carlsberg	236,000	29,728,144
Novozymes, Cl B	487,000	23,788,878

		53,517,022

FINLAND — 2.0%
Nordea Bank Abp *	3,934,000	25,441,156

FRANCE — 13.6%
Accor	715,000	19,812,028
Airbus	254,000	16,172,558
Capgemini	248,000	23,304,797
Cie de Saint-Gobain	786,000	20,849,409
Danone	533,000	36,912,202
Pernod Ricard	172,300	26,244,646
Sanofi	321,000	31,465,631

		174,761,271

GERMANY — 16.9%
Deutsche Boerse	210,000	32,594,847
Deutsche Post	998,000	29,684,954
E.ON	2,651,000	26,558,551
Merck KGaA	256,500	29,753,954
RWE	918,000	26,354,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
SAP	352,000	$41,977,506
Siemens Healthineers	698,000	30,694,041

		217,618,803

HONG KONG — 5.2%
AIA Group	4,388,000	40,581,546
Sands China	6,278,000	25,811,155

		66,392,701

ITALY — 1.9%
Enel	3,489,000	23,872,130

JAPAN — 9.9%
FANUC	163,000	26,795,552
Hitachi	845,000	25,243,026
Japan Airlines	1,065,000	19,071,692
Murata Manufacturing	543,000	30,194,084
Shiseido	450,000	26,462,341

		127,766,695

NETHERLANDS — 7.6%
ASML Holding	85,000	24,884,686
Koninklijke Ahold Delhaize	1,031,000	25,107,671
Prosus *	630,000	47,769,752

		97,762,109

NORWAY — 1.6%
DNB	1,748,000	21,184,075

SINGAPORE — 1.7%
DBS Group Holdings	1,552,000	21,857,101

SPAIN — 3.9%
ACS Actividades de Construccion y Servicios	1,007,925	24,996,786
Industria de Diseno Textil	993,000	25,281,339

		50,278,125

SWITZERLAND — 6.7%
Adecco Group	514,000	22,498,297
Julius Baer Group	677,000	26,483,625
Roche Holding	108,103	37,645,152

		86,627,074

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	440,700	23,414,391

UNITED KINGDOM — 12.6%
Anglo American	1,238,000	22,071,754
BAE Systems	3,893,000	24,825,854
HSBC Holdings ADR	872,000	22,436,560
London Stock Exchange Group	288,000	27,197,911
Reckitt Benckiser Group	476,368	39,703,609
Smith & Nephew ADR	666,000	26,420,220

		162,655,908

TOTAL COMMON STOCK (Cost $1,241,080,731)		1,209,140,186

TOTAL INVESTMENTS — 94.0% (Cost $1,241,080,731)		$1,209,140,186

Percentages are based on Net Assets of $1,286,634,677.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2020 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$22,740,429	$—	$22,740,429
Canada	20,711,800	—	—	20,711,800
China	12,539,396	—	—	12,539,396
Denmark	—	53,517,022	—	53,517,022
Finland	—	25,441,156	—	25,441,156
France	—	174,761,271	—	174,761,271
Germany	—	217,618,803	—	217,618,803
Hong Kong	—	66,392,701	—	66,392,701
Italy	—	23,872,130	—	23,872,130
Japan	—	127,766,695	—	127,766,695
Netherlands	—	97,762,109	—	97,762,109
Norway	—	21,184,075	—	21,184,075
Singapore	—	21,857,101	—	21,857,101
Spain	—	50,278,125	—	50,278,125
Switzerland	—	86,627,074	—	86,627,074
Taiwan	23,414,391	—	—	23,414,391
United Kingdom	48,856,780	113,799,128	—	162,655,908

Total Common Stock	105,522,367	1,103,617,819	—	1,209,140,186

Total Investments in Securities	$105,522,367	$1,103,617,819	$—	$1,209,140,186

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.4%

	Shares	Value
ARGENTINA — 1.2%
Despegar.com *	81,991	$565,738

BRAZIL — 2.2%
Pagseguro Digital, Cl A *	40,022	1,013,757

CHINA — 5.7%
Autohome ADR	17,072	1,402,465
Zai Lab ADR *	18,909	1,185,972

		2,588,437

DENMARK — 1.9%
GN Store Nord	18,781	856,657

FINLAND — 1.9%
Nokian Renkaat	39,831	853,599

FRANCE — 11.0%
Air France-KLM *	120,172	609,660
Eurazeo *	16,117	772,876
Euronext	14,249	1,198,254
Fnac Darty *	17,278	557,027
Remy Cointreau	9,470	1,056,404
Virbac *	4,187	826,280

		5,020,501

GERMANY — 15.0%
Brenntag	23,971	1,080,112
Gerresheimer	17,319	1,383,076
HOCHTIEF	9,770	768,545
KION Group	19,535	968,188
MTU Aero Engines	6,371	866,235
Rheinmetall	12,594	852,941

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Scout24	14,019	$917,056

		6,836,153

HONG KONG — 1.7%
ASM Pacific Technology	77,400	787,383

HUNGARY — 3.1%
Richter Gedeon Nyrt	65,598	1,405,102

ITALY — 6.4%
Azimut Holding	56,627	964,189
Buzzi Unicem	52,315	1,023,720
Technogym	124,998	924,609

		2,912,518

JAPAN — 11.9%
Ichigo	348,500	904,952
Kakaku.com	44,900	916,992
OKUMA	21,950	831,607
Ryohin Keikaku	71,600	861,299
Sapporo Holdings	51,146	976,313
Taiyo Yuden	34,700	968,613

		5,459,776

LUXEMBOURG — 1.8%
L’Occitane International	550,050	840,858

NORWAY — 2.0%
Schibsted, Cl A	43,220	916,623

PORTUGAL — 1.9%
EDP Renovaveis	71,495	879,298

SPAIN — 4.0%
Cia de Distribucion Integral Logista Holdings	53,573	955,904
Red Electrica	49,328	865,941

		1,821,845

SWITZERLAND — 3.7%
Landis+Gyr Group *	12,725	859,188
VAT Group	5,098	840,863

		1,700,051

UNITED KINGDOM — 14.6%
Britvic	85,300	787,327
Electrocomponents	162,543	1,179,684
Greencore Group	357,442	817,735
Hargreaves Lansdown	60,688	1,101,426
Lancashire Holdings	152,976	1,180,260
Tate & Lyle	120,920	1,084,255
Virgin Money UK	564,423	543,059

		6,693,746

UNITED STATES — 1.4%
Lazard, Cl A (A)	23,088	634,920

TOTAL COMMON STOCK (Cost $38,681,223)		41,786,962

TOTAL INVESTMENTS — 91.4% (Cost $38,681,223)		$41,786,962

Percentages are based on Net Assets of $45,728,776.
(A)	Securities considered Master Limited Partnerships. At April 30, 2020, these securities amounted $634,920 or 1.4% of Net Assets.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2020 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$565,738	$—	$—	$565,738
Brazil	1,013,757	—	—	1,013,757
China	2,588,437	—	—	2,588,437
Denmark	—	856,657	—	856,657
Finland	—	853,599	—	853,599
France	—	5,020,501	—	5,020,501
Germany	—	6,836,153	—	6,836,153
Hong Kong	—	787,383	—	787,383
Hungary	1,405,102	—	—	1,405,102
Italy	—	2,912,518	—	2,912,518
Japan	—	5,459,776	—	5,459,776
Luxembourg	—	840,858	—	840,858
Norway	—	916,623	—	916,623
Portugal	—	879,298	—	879,298
Spain	—	1,821,845	—	1,821,845
Switzerland	—	1,700,051	—	1,700,051
United Kingdom	—	6,693,746	—	6,693,746
United States	634,920	—	—	634,920

Total Common Stock	6,207,954	35,579,008	—	41,786,962

Total Investments in Securities	$6,207,954	$35,579,008	$—	$41,786,962

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%

	Shares	Value
BELGIUM — 1.7%
KBC Group ADR	5,849	$157,046

DENMARK — 2.1%
Carlsberg ADR, Cl B	7,686	192,765

FRANCE — 8.4%
Accor ADR	24,985	136,418
Airbus ADR *	6,120	96,390
Capgemini ADR	8,883	165,845
Danone ADR	14,177	195,501
Pernod Ricard ADR	5,591	170,917

		765,071

GERMANY — 11.4%
Deutsche Boerse ADR	12,271	188,973
Deutsche Post ADR	6,562	194,367
Merck KGaA ADR *	7,741	178,972
SAP ADR	2,133	252,846
Siemens Healthineers ADR	10,290	225,145

		1,040,303

HONG KONG — 2.0%
AIA Group ADR	4,984	181,268

ITALY — 1.7%
Enel ADR	23,649	159,749

NETHERLANDS — 4.3%
ASML Holding	585	168,731
Prosus ADR *	14,959	221,543

		390,274

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
NORWAY — 1.5%
DNB ADR	11,052	$132,679

SPAIN — 3.5%
ACS Actividades de Construccion y Servicios ADR *	28,904	141,340
Industria de Diseno Textil ADR	13,778	173,741

		315,081

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	3,276	174,054

UNITED KINGDOM — 5.2%
Reckitt Benckiser Group ADR	16,601	284,043
Smith & Nephew ADR	4,732	187,719

		471,762

UNITED STATES — 52.8%
3M	1,389	211,017
Alphabet *	195	262,606
Amazon.com *	102	252,348
American Express	1,998	182,317
American International Group	3,995	101,593
Biogen *	649	192,643
Charles Schwab	5,042	190,184
Colgate-Palmolive	3,765	264,567
Corteva	6,719	175,971
Expeditors International of Washington	2,952	211,378
Gilead Sciences	2,064	173,376
Home Depot	1,120	246,210
Incyte *	1,755	171,393
KKR	8,080	203,697
Marvell Technology Group	6,324	169,104
Medtronic	1,987	193,991
Pfizer	5,785	221,913
Raytheon Technologies	2,351	152,368
Rockwell Automation	1,115	211,270
Skyworks Solutions	1,870	194,255
Verizon Communications	3,871	222,389
VICI Properties **	7,909	137,775
Visa	1,264	225,902
VMware, Cl A *	1,879	247,126

		4,815,393

TOTAL COMMON STOCK (Cost $8,742,886)		8,795,445

TOTAL INVESTMENTS — 96.5% (Cost $8,742,886)		$8,795,445

Percentages are based on Net Assets of $9,118,894.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR ULTRA FOCUS FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 87.7%

	Shares	Value
FRANCE — 12.5%
Accor	28,000	$776,917
Airbus Group	18,000	1,141,705
Capgemini ADR	60,000	1,120,200
Sanofi ADR	38,000	1,779,540

		4,818,362

GERMANY — 7.1%
Deutsche Post	47,000	1,398,365
RWE ADR	47,000	1,347,490

		2,745,855

SWITZERLAND — 1.7%
Adecco Group ADR	30,000	652,050

UNITED KINGDOM — 4.9%
Anglo American ADR	70,000	622,993
BAE Systems	200,000	1,280,653

		1,903,646

UNITED STATES — 61.5%
3M	8,000	1,215,360
Air Lease	23,000	601,450
Alphabet *	900	1,212,030
Amdocs	18,800	1,211,472
American Express	18,000	1,642,500
Applied Materials	19,000	943,920
Equitable Holdings	86,400	1,582,848
Goldman Sachs Group	7,100	1,302,282
JPMorgan Chase	16,000	1,532,160
KKR	48,000	1,210,080
Marvell Technology Group	56,000	1,497,440
Pfizer	38,000	1,457,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR ULTRA FOCUS FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
PPG Industries	9,500	$862,885
Skyworks Solutions	13,000	1,350,440
TE Connectivity	16,000	1,175,360
Vail Resorts	5,000	855,000
Verizon Communications	25,000	1,436,250
VICI Properties **	72,000	1,254,240
VMware, Cl A *	11,000	1,446,720

		23,790,117

TOTAL COMMON STOCK (Cost $34,218,808)		33,910,030

WARRANT — 0.3%

UNITED STATES — 0.3%
American International Group, Expires 01/19/2021 * (Cost $2,963,756)	190,000	142,500

TOTAL INVESTMENTS — 88.0% (Cost $37,182,564)		$34,052,530

Percentages are based on Net Assets of $38,675,876.
*	Non-income producing security.
**	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$4,818,362	$—	$—	$4,818,362
Germany	2,745,855	—	—	2,745,855
Switzerland	652,050	—	—	652,050
United Kingdom	1,903,646	—	—	1,903,646
United States	23,790,117	—	—	23,790,117

Total Common Stock	33,910,030	—	—	33,910,030

Warrant
United States	—	142,500	—	142,500

Total Investments in Securities	$33,910,030	$142,500	$—	$34,052,530

For the six month period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$162,357,444	$51,191,348

Investments in securities at value	$175,225,961	$52,331,996
Cash equivalents	14,413,575	964,863
Receivable for capital shares sold	912,600	179,774
Dividends receivable	132,862	14,709
Prepaid expenses	18,536	13,327

Total Assets	190,703,534	53,504,669

Liabilities:
Payable for investment securities purchased	1,545,366	—
Payable for capital shares redeemed	119,325	85,847
Investment Adviser fees payable	70,965	22,956
Shareholder servicing fees payable	22,695	5,381
Audit fees payable	13,141	13,141
Payable due to administrator	9,699	2,711
Payable due to trustees	1,687	449
Chief Compliance Officer fees payable	487	130
Other accrued expenses	32,851	12,377

Total Liabilities	1,816,216	142,992

Net Assets	$188,887,318	$53,361,677

Net Assets:
Paid-in Capital	$172,351,707	$56,236,654
Total distributable earnings (loss)	16,535,611	(2,874,977)

Net Assets	$188,887,318	$53,361,677

Investor Class Shares:
Net Assets	$89,749,490	$49,529,968
Total shares outstanding at end of period	4,679,768	3,353,482
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$19.18	$14.77

Institutional Class Shares:
Net Assets	$99,137,828	$3,831,709
Total shares outstanding at end of period	5,189,030	259,437
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$19.11	$14.77

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$65,204,084	$1,241,080,731

Investments in securities at value	$63,572,512	$1,209,140,186
Cash equivalents	2,025,721	45,712,623
Receivable for investment securities sold	1,225,657	49,073,119
Receivable for capital shares sold	10,786	3,205,601
Dividends receivable	19,904	2,876,696
Receivable for dividend tax reclaim	2,135	7,653,787
Unrealized appreciation on foreign currency forward contracts	—	14,935
Prepaid expenses	15,995	27,309

Total Assets	66,872,710	1,317,704,256

Liabilities:
Payable for investment securities purchased	1,255,011	24,095,460
Investment Adviser fees payable	31,008	803,833
Audit fees payable	13,141	12,583
Payable for capital shares redeemed	6,247	5,453,085
Payable due to administrator	3,256	70,842
Shareholder servicing fees payable	1,757	38,269
Payable due to trustees	595	14,125
Chief Compliance Officer fees payable	173	4,284
Unrealized depreciation on foreign currency forward contracts	—	185,407
Other accrued expenses	15,368	391,691

Total Liabilities	1,326,556	31,069,579

Net Assets	$65,546,154	$1,286,634,677

Net Assets:
Paid-in Capital	$69,888,227	$1,550,316,300
Total distributable loss	(4,342,073)	(263,681,623)

Net Assets	$65,546,154	$1,286,634,677

Investor Class Shares:
Net Assets	$31,365,542	$235,420,854
Total shares outstanding at end of period	2,434,773	11,368,935
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$12.88	$20.71
Institutional Class Shares:
Net Assets	$34,180,612	$1,051,213,823
Total shares outstanding at end of period	2,574,944	50,692,638
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$13.27	$20.74

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	International Small Cap Fund	Global Equity Fund
Assets:
Cost of securities	$38,681,223	$8,742,886

Investments in securities at value	$41,786,962	$8,795,445
Cash equivalents	5,294,756	279,418
Receivable for investment securities sold	982,636	23,192
Receivable for capital shares sold	974,665	4,232
Receivable due from Investment Adviser	—	1,856
Dividends receivable	52,679	12,330
Receivable for dividend tax reclaim	13,119	13,195
Unrealized appreciation on foreign currency forward contracts	8,295	—
Prepaid expenses	13,589	14,135

Total Assets	49,126,701	9,143,803

Liabilities:
Payable for investment securities purchased	3,355,519	—
Investment Adviser fees payable	17,634	—
Audit fees payable	12,584	12,584
Payable due to administrator	1,816	471
Shareholder servicing fees payable	1,701	773
Unrealized depreciation on foreign currency forward contracts	1,286	—
Payable due to trustees	19	82
Chief Compliance Officer fees payable	7	24
Payable for capital shares redeemed	—	5,077
Other accrued expenses	7,359	5,898

Total Liabilities	3,397,925	24,909

Net Assets	$45,728,776	$9,118,894

Net Assets:
Paid-in Capital	$42,565,150	$8,619,432
Total distributable earnings	3,163,626	499,462

Net Assets	$45,728,776	$9,118,894

Investor Class Shares:
Net Assets	N/A	$9,118,894
Total shares outstanding at end of period	N/A	834,191
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	N/A	$10.93
Institutional Class Shares:
Net Assets	$45,728,776	N/A
Total shares outstanding at end of period	4,700,630	N/A
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$9.73	N/A

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Global Ultra Focus Fund
Assets:
Cost of securities	$37,182,564

Investments in securities at value	$34,052,530
Cash equivalents	5,712,839
Receivable for capital shares sold	1,184
Dividends receivable	97,366
Receivable for dividend tax reclaim	169,570
Unrealized appreciation on foreign currency forward contracts	413
Prepaid expenses	9,826

Total Assets	40,043,728

Liabilities:
Payable for investment securities purchased	1,305,515
Shareholder servicing fees payable	19,047
Investment Adviser fees payable	18,798
Audit fees payable	11,682
Payable due to administrator	1,999
Payable due to trustees	374
Chief Compliance Officer fees payable	112
Other accrued expenses	10,325

Total Liabilities	1,367,852

Net Assets	$38,675,876

Net Assets:
Paid-in Capital	$69,258,661
Total distributable loss	(30,582,785)

Net Assets	$38,675,876

Investor Class Shares:
Net Assets	$38,675,876
Total shares outstanding at end of period	2,625,447
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$14.73

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund

Investment Income
Dividends	$2,242,134	$491,247
Interest	37,064	14,392

Total Investment Income	2,279,198	505,639

Expenses
Investment Advisory Fees	644,881	227,520
Shareholder Servicing Fees - Investor Class Shares	97,310	26,145
Administration Fees	56,774	15,123
Trustees’ Fees	4,294	1,102
Chief Compliance Officer Fees	1,049	375
Transfer Agent Fees	31,120	21,080
Registration & Filing Fees	16,988	21,083
Audit Fees	12,528	12,528
Printing Fees	11,622	3,124
Custodian Fees	5,794	2,486
Legal Fees	4,677	1,206
Pricing Fees	1,034	923
Other Expenses	5,594	1,590

Total Expenses	893,665	334,285
Less:
Investment Advisory Fees Waiver	(94,629)	(66,037)
Fees Paid Indirectly (Note 3)	(3,766)	(101)

Net Expenses	795,270	268,147

Net Investment Income	1,483,928	237,492

Net Realized Gain (Loss) on Investments	3,954,479	(3,996,361)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,686,716)	(6,450,403)

Net Loss on Investments and Foreign Currency Transactions	(15,732,237)	(10,446,764)

Net Decrease in Net Assets from Operations	$(14,248,309)	$(10,209,272)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$604,793	$14,834,613
Interest	13,141	143,279
Less: Foreign Taxes Withheld	(3,912)	(935,066)

Total Investment Income	614,022	14,042,826

Expenses
Investment Advisory Fees	323,435	8,912,250
Shareholder Servicing Fees - Investor Class Shares	28,367	249,573
Administration Fees	20,054	524,121
Trustees’ Fees	1,525	40,317
Chief Compliance Officer Fees	465	8,677
Transfer Agent Fees	22,908	142,230
Registration & Filing Fees	16,147	27,807
Audit Fees	12,528	12,644
Printing Fees	4,563	101,350
Custodian Fees	2,488	269,252
Legal Fees	1,677	43,471
Pricing Fees	1,023	4,785
Other Expenses	2,276	51,549

Total Expenses	437,456	10,388,026
Less:
Investment Advisory Fees Waiver	(65,712)	(1,111,661)
Fees Paid Indirectly (Note 3)	(911)	(4,163)

Net Expenses	370,833	9,272,202

Net Investment Income	243,189	4,770,624

Net Realized Loss on Investments	(2,621,641)	(26,908,678)
Net Realized Loss on Foreign Currency Transactions	—	(172,481)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,104,346)	(353,240,333)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(12,546)

Net Loss on Investments and Foreign Currency Transactions	(14,725,987)	(380,334,038)

Net Decrease in Net Assets from Operations	$(14,482,798)	$(375,563,414)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$113,049	$68,961
Interest	2,045	974
Less: Foreign Taxes Withheld	(14,149)	(2,085)

Total Investment Income	100,945	67,850

Expenses
Investment Advisory Fees	36,536	39,693
Shareholder Servicing Fees - Investor Class Shares	—	4,241
Shareholder Servicing Fees - Institutional Class Shares	4,058	—
Administration Fees	2,473	2,794
Trustees’ Fees	49	210
Chief Compliance Officer Fees	153	187
Registration & Filing Fees	14,036	10,845
Audit Fees	12,643	12,643
Transfer Agent Fees	9,228	9,686
Custodian Fees	5,019	4,976
Pricing Fees	1,104	553
Printing Fees	275	560
Legal Fees	53	229
Other Expenses	664	499

Total Expenses	86,291	87,116
Less:
Investment Advisory Fees Waiver	(36,536)	(39,693)
Reimbursement of other operating expenses	(7,131)	(861)
Fees Paid Indirectly (Note 3)	(11)	(36)

Net Expenses	42,613	46,526

Net Investment Income	58,332	21,324

Net Realized Gain (Loss) on Investments	(39,009)	438,741
Net Realized Gain on Foreign Currency Transactions	38,026	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,849,583	(1,546,158)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	430	—

Net Gain (Loss) on Investments and Foreign Currency Transactions	2,849,030	(1,107,417)

Net Increase (Decrease) in Net Assets from Operations	$2,907,362	$(1,086,093)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

Global Ultra Focus Fund

Investment Income
Dividends	$396,431
Interest	5,676
Less: Foreign Taxes Withheld	(4,022)

Total Investment Income	398,085

Expenses
Investment Advisory Fees	227,776
Shareholder Servicing Fees - Investor Class Shares	25,288
Administration Fees	13,299
Trustees’ Fees	1,006
Chief Compliance Officer Fees	355
Audit Fees	12,830
Transfer Agent Fees	12,088
Registration & Filing Fees	10,402
Custodian Fees	6,279
Printing Fees	2,656
Legal Fees	1,088
Pricing Fees	797
Other Expenses	2,232

Total Expenses	316,096
Less:
Investment Advisory Fees Waiver	(49,926)
Fees Paid Indirectly (Note 3)	(446)

Net Expenses	265,724

Net Investment Income	132,361

Net Realized Loss on Investments	(3,951,407)
Net Realized Gain on Foreign Currency Transactions	72
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,089,392)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,096)

Net Loss on Investments and Foreign Currency Transactions	(11,042,823)

Net Decrease in Net Assets from Operations	$(10,910,462)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,483,928	$4,143,159
Net Realized Gain on Investments	3,954,479	19,243,437
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,686,716)	4,391,081

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,248,309)	27,777,677

Distributions:
Investor Class Shares	(10,062,977)	(12,108,654)
Institutional Class Shares	(11,285,396)	(17,563,370)

Total Distributions	(21,348,373)	(29,672,024)

Capital Share Transactions:
Investor Class Shares
Issued	2,519,885	2,884,966
Reinvestment of Dividends	9,390,642	11,279,798
Redeemed	(12,698,380)	(23,080,698)

Net Decrease in Net Assets from Investor Class Share Transactions	(787,853)	(8,915,934)

Institutional Class Shares
Issued	11,386,936	9,230,803
Reinvestment of Dividends	10,701,042	16,562,925
Redeemed	(26,480,893)	(70,185,731)

Net Decrease in Net Assets from Institutional Class Share Transactions	(4,392,915)	(44,392,003)

Net Decrease in Net Assets from Capital Share Transactions	(5,180,768)	(53,307,937)

Total Decrease in Net Assets	(40,777,450)	(55,202,284)
Net Assets:
Beginning of period	229,664,768	284,867,052

End of period	$188,887,318	$229,664,768

Share Transactions:
Investor Class Shares
Issued	119,345	141,869
Reinvestment of Dividends	421,808	617,059
Redeemed	(619,471)	(1,109,494)

Total Decrease in Investor Class Shares	(78,318)	(350,566)

Institutional Class Shares
Issued	620,361	460,725
Reinvestment of Dividends	482,547	908,338
Redeemed	(1,321,980)	(3,462,494)

Total Decrease in Institutional Class Shares	(219,072)	(2,093,431)

Net Decrease in Shares Outstanding	(297,390)	(2,443,997)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$237,492	$275,696
Net Realized Gain (Loss) on Investments	(3,996,361)	2,500,923
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,450,403)	3,741,695

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,209,272)	6,518,314

Distributions:
Investor Class Shares	(2,275,348)	(2,319,445)
Institutional Class Shares	(200,037)	(229,142)

Total Distributions	(2,475,385)	(2,548,587)

Capital Share Transactions:
Investor Class Shares
Issued	23,053,834	29,504,154
Reinvestment of Dividends	2,275,347	2,315,858
Redemption Fees — Note 2	5,691	570
Redeemed	(12,850,046)	(22,512,650)

Net Increase in Net Assets from Investor Class Share Transactions	12,484,826	9,307,932

Institutional Class Shares
Issued	433,530	440,915
Reinvestment of Dividends	200,037	229,142
Redeemed	(381,291)	(168,210)

Net Increase in Net Assets from Institutional Class Share Transactions	252,276	501,847

Net Increase in Net Assets from Capital Share Transactions	12,737,102	9,809,779

Total Increase in Net Assets	52,445	13,779,506
Net Assets:
Beginning of period	53,309,232	39,529,726

End of period	$53,361,677	$53,309,232

Share Transactions:
Investor Class Shares
Issued	1,436,601	1,701,060
Reinvestment of Dividends	117,306	152,670
Redeemed	(789,908)	(1,322,562)

Total Increase in Investor Class Shares	763,999	531,168

Institutional Class Shares
Issued	24,733	25,481
Reinvestment of Dividends	10,310	15,107
Redeemed	(24,725)	(9,181)

Total Increase in Institutional Class Shares	10,318	31,407

Net Increase in Shares Outstanding	774,317	562,575

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$243,189	$510,258
Net Realized Gain (Loss) on Investments	(2,621,641)	4,976,691
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,104,346)	4,365,887

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,482,798)	9,852,836

Distributions:
Investor Class Shares	(1,997,948)	(8,179,925)
Institutional Class Shares	(1,993,116)	(11,772,769)

Total Distributions	(3,991,064)	(19,952,694)

Capital Share Transactions:
Investor Class Shares
Issued	2,095,848	5,309,576
Reinvestment of Dividends	1,941,834	7,742,804
Redemption Fees — Note 2	—	157
Redeemed	(5,687,925)	(16,757,893)

Net Decrease in Net Assets from Investor Class Share Transactions	(1,650,243)	(3,705,356)

Institutional Class Shares
Issued	4,114,703	7,898,337
Reinvestment of Dividends	1,779,842	11,483,412
Redemption Fees — Note 2	—	361
Redeemed	(5,260,088)	(42,255,268)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	634,457	(22,873,158)

Net Decrease in Net Assets from Capital Share Transactions	(1,015,786)	(26,578,514)

Total Decrease in Net Assets	(19,489,648)	(36,678,372)
Net Assets:
Beginning of period	85,035,802	121,714,174

End of period	$65,546,154	$85,035,802

Share Transactions:
Investor Class Shares
Issued	162,166	361,634
Reinvestment of Dividends	117,594	584,789
Redeemed	(386,486)	(1,085,934)

Total Decrease in Investor Class Shares	(106,726)	(139,511)

Institutional Class Shares
Issued	311,703	475,377
Reinvestment of Dividends	104,527	842,462
Redeemed	(343,952)	(2,638,974)

Total Increase (Decrease) in Institutional Class Shares	72,278	(1,321,135)

Net Decrease in Shares Outstanding	(34,448)	(1,460,646)

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$4,770,624	$82,642,756
Net Realized Loss on Investments	(26,908,678)	(200,411,791)
Net Realized Gain (Loss) on Foreign Currency Transactions	(172,481)	25,888
Net Change in Unrealized Appreciation (Depreciation) on Investments	(353,240,333)	250,188,168
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(12,546)	1,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(375,563,414)	132,446,452

Distributions:
Investor Class Shares	(15,453,840)	(5,153,399)
Institutional Class Shares	(65,082,070)	(23,811,548)

Total Distributions	(80,535,910)	(28,964,947)

Capital Share Transactions:
Investor Class Shares
Issued	55,466,157	133,993,911
Reinvestment of Dividends	12,530,036	3,918,101
Redemption Fees — Note 2	9,526	13,632
Redeemed	(187,926,722)	(413,760,468)

Net Decrease in Net Assets from Investor Class Share Transactions	(119,921,003)	(275,834,824)

Institutional Class Shares
Issued	273,957,380	746,053,687
Reinvestment of Dividends	27,430,490	10,701,771
Redemption Fees — Note 2	24,764	22,182
Redeemed	(821,144,368)	(1,427,475,420)

Net Decrease in Net Assets from Institutional Class Share Transactions	(519,731,734)	(670,697,780)

Net Decrease in Net Assets from Capital Share Transactions	(639,652,737)	(946,532,604)

Total Decrease in Net Assets	(1,095,752,061)	(843,051,099)
Net Assets:
Beginning of period	2,382,386,738	3,225,437,837

End of period	$1,286,634,677	$2,382,386,738

Share Transactions:
Investor Class Shares
Issued	2,421,944	5,453,902
Reinvestment of Dividends	469,818	170,615
Redeemed	(8,846,792)	(16,700,834)

Total Decrease in Investor Class Shares	(5,955,030)	(11,076,317)

Institutional Class Shares
Issued	12,631,133	30,238,108
Reinvestment of Dividends	1,027,744	465,509
Redeemed	(36,219,593)	(57,616,778)

Total Decrease in Institutional Class Shares	(22,560,716)	(26,913,161)

Net Decrease in Shares Outstanding	(28,515,746)	(37,989,478)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$58,332	$40,874
Net Realized Gain (Loss) on Investments	(39,009)	2,707
Net Realized Gain on Foreign Currency Transactions	38,026	559
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,849,583	262,884
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	430	(56)

Net Increase in Net Assets Resulting from Operations	2,907,362	306,968

Distributions:	(39,907)	(109,166)

Capital Share Transactions:
Issued	40,767,412	476,404
Reinvestment of Dividends	39,907	109,166
Redemption Fees — Note 2	33	—
Redeemed	(634,902)	(322,864)

Net Increase in Net Assets from Capital Share Transactions	40,172,450	262,706

Total Increase in Net Assets	43,039,905	460,508

Net Assets:
Beginning of period	2,688,871	2,228,363

End of period	$45,728,776	$2,688,871

Share Transactions:
Issued	4,538,877	42,389
Reinvestment of Dividends	3,218	10,803
Redeemed	(64,784)	(28,566)

Net Increase in Shares Outstanding	4,477,311	24,626

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$21,324	$258,831
Net Realized Gain on Investments	438,741	446,099
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,546,158)	495,664

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,086,093)	1,200,594

Distributions:	(622,562)	(438,196)

Capital Share Transactions:
Issued	636,488	1,371,942
Reinvestment of Dividends	622,562	437,059
Redemption Fees — Note 2	212	—
Redeemed	(1,892,415)	(3,031,676)

Net Decrease in Net Assets from Capital Share Transactions	(633,153)	(1,222,675)

Total Decrease in Net Assets	(2,341,808)	(460,277)

Net Assets:
Beginning of period	11,460,702	11,920,979

End of period	$9,118,894	$11,460,702

Share Transactions:
Issued	55,737	115,360
Reinvestment of Dividends	47,820	40,695
Redeemed	(160,521)	(254,138)

Net Decrease in Shares Outstanding	(56,964)	(98,083)

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$132,361	$761,776
Net Realized Loss on Investments	(3,951,407)	(2,384,564)
Net Realized Gain (Loss) on Foreign Currency Transactions	72	(6,839)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,089,392)	4,607,728
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,096)	384

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,910,462)	2,978,485

Distributions:	(755,037)	(594,681)

Capital Share Transactions:
Issued	417,525	1,499,973
Reinvestment of Dividends	747,912	588,664
Redemption Fees — Note 2	119	4,593
Redeemed	(5,559,472)	(30,220,878)

Net Decrease in Net Assets from Capital Share Transactions	(4,393,916)	(28,127,648)

Total Decrease in Net Assets	(16,059,415)	(25,743,844)
Net Assets:
Beginning of period	54,735,291	80,479,135

End of period	$38,675,876	$54,735,291

Share Transactions:
Issued	22,410	87,460
Reinvestment of Dividends	38,023	38,576
Redeemed	(357,473)	(1,802,881)

Net Decrease in Shares Outstanding	(297,040)	(1,676,845)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
Opportunity Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$22.63	$22.62	$26.33	$24.20		$22.67	$26.34	$24.13
Income (Loss) from Operations:
Net Investment Income(2)	0.13	0.34	0.23	0.12		0.22	0.31	0.13
Net Realized and Unrealized Gain (Loss)	(1.46)	2.06	(0.62)	2.01		3.25	(0.99)	2.28

Total from Operations	(1.33)	2.40	(0.39)	2.13		3.47	(0.68)	2.41

Dividends and Distributions:
Net Investment Income	(0.32)	(0.24)	(0.21)	—		(0.40)	(0.25)	(0.20)
Net Realized Gain	(1.80)	(2.15)	(3.11)	—		(1.54)	(2.74)	—

Total Dividends and Distributions	(2.12)	(2.39)	(3.32)	—		(1.94)	(2.99)	(0.20)

Net Asset Value, End of Year/Period	$19.18	$22.63	$22.62	$26.33		$24.20	$22.67	$26.34

Total Return†	(7.09)%	13.32%	(2.17)%	8.80%		15.41%	(2.61)%	10.03%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$89,749	$107,692	$115,537	$170,495		$173,177	$229,255	$294,656
Ratio of Expenses to Average Net Assets	0.84% *	0.80%	1.00%	1.00%*		1.05%	1.11%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.93% *	0.88%	1.06%	1.06%*		1.10%	1.17%	1.26%
Ratio of Net Investment Income to Average Net Assets	1.28% *	1.63%	0.96%	0.93%*		0.93%	1.30%	0.51%
Portfolio Turnover Rate	38% **	70%	47%	16%*	*	46%	55%	64%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
Opportunity Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$22.55	$22.57	$26.30	$24.15		$22.62	$26.30	$24.11
Income (Loss) from Operations:
Net Investment Income(2)	0.16	0.37	0.27	0.14		0.29	0.38	0.19
Net Realized and Unrealized Gain (Loss)	(1.46)	2.05	(0.62)	2.01		3.24	(1.00)	2.28

Total from Operations	(1.30)	2.42	(0.35)	2.15		3.53	(0.62)	2.47

Dividends and Distributions:
Net Investment Income	(0.34)	(0.29)	(0.27)	—		(0.46)	(0.32)	(0.28)
Net Realized Gain	(1.80)	(2.15)	(3.11)	—		(1.54)	(2.74)	—

Total Dividends and Distributions	(2.14)	(2.44)	(3.38)	—		(2.00)	(3.06)	(0.28)

Net Asset Value, End of Year/Period	$19.11	$22.55	$22.57	$26.30		$24.15	$22.62	$26.30

Total Return†	(6.98)%	13.46%	(2.00)%	8.90%		15.73%	(2.38)%	10.28%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$99,138	$121,973	$169,330	$175,834		$175,630	$349,003	$413,096
Ratio of Expenses to Average Net Assets	0.65%*	0.71%	0.80%	0.80%*		0.80%	0.86%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.74%*	0.79%	0.86%	0.86%*		0.85%	0.92%	1.01%
Ratio of Net Investment Income to Average Net Assets	1.48%*	1.76%	1.11%	1.13%*		1.24%	1.57%	0.76%
Portfolio Turnover Rate	38%* *	70%	47%	16%*	*	46%	55%	64%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
SMID Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$18.78	$17.37	$16.42	$15.74		$12.90	$14.42	$13.39
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.11	0.09	0.04		0.08	0.01	0.05
Net Realized and Unrealized Gain (Loss)	(3.29)	2.35	0.93	0.64		2.84	(1.49)	1.14

Total from Operations	(3.22)	2.46	1.02	0.68		2.92	(1.48)	1.19

Dividends and Distributions:
Net Investment Income	(0.09)	(0.09)	(0.07)	—		(0.08)	(0.01)	(0.05)
Net Realized Gain	(0.70)	(0.96)	—	—		—	(0.03)	(0.11)

Total Dividends and Distributions	(0.79)	(1.05)	(0.07)	—		(0.08)	(0.04)	(0.16)

Redemption Fees(2)	—	—	—	—		—	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$14.77	$18.78	$17.37	$16.42		$15.74	$12.90	$14.42

Total Return†	(18.16)%	15.61%	6.20%	4.32%		22.66%	(10.27)%	8.97%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$49,530	$48,630	$35,750	$30,231		$29,379	$38,505	$37,857
Ratio of Expenses to Average Net Assets	0.95%*	0.94%	0.95%	0.95%*		1.04%	1.10%	1.18%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.18%*	1.21%	1.26%	1.38%*		1.39%	1.43%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.83%*	0.61%	0.53%	0.45%*		0.55%	0.10%	0.39%
Portfolio Turnover Rate	38%* *	65%	61%	13%*	*	48%	78%	72%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
SMID Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	Period November 3, 2014(4) to April 30, 2015
Net Asset Value, Beginning of Year/ Period	$18.78	$17.36	$16.41	$15.73		$12.89	$14.42	$13.91
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.12	0.09	0.04		0.06	0.02	0.02
Net Realized and Unrealized Gain (Loss)	(3.29)	2.35	0.93	0.64		2.87	(1.50)	0.65

Total from Operations	(3.21)	2.47	1.02	0.68		2.93	(1.48)	0.67

Dividends and Distributions:
Net Investment Income	(0.10)	(0.09)	(0.07)	—		(0.09)	(0.02)	(0.05)
Net Realized Gain	(0.70)	(0.96)	—	—		—	(0.03)	(0.11)

Total Dividends and Distributions	(0.80)	(1.05)	(0.07)	—		(0.09)	(0.05)	(0.16)

Redemption Fees(2)	—	—	—	—		—	0.00 (3)	—

Net Asset Value, End of Year/Period	$14.77	$18.78	$17.36	$16.41		$15.73	$12.89	$14.42

Total Return†	(18.12)%	15.69%	6.22%	4.32%		22.73%	(10.27)%	4.92%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,832	$4,679	$3,780	$3,704		$3,592	$712	$645
Ratio of Expenses to Average Net Assets	0.85%*	0.88%	0.95%	0.95%*		0.97%	1.05%	1.05%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%*	1.15%	1.26%	1.38%*		1.34%	1.38%	1.54%*
Ratio of Net Investment Income to Average Net Assets	0.93%*	0.67%	0.54%	0.45%*		0.40%	0.15%	0.26%*
Portfolio Turnover Rate	38%* *	65%	61%	13%*	*	48%	78%	72%* *

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.
(4)	Commencement of Operations.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
Small Cap Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017		2016	2015
Net Asset Value, Beginning of Year/ Period	$16.61	$18.45	$19.37	$18.66		$16.35		$20.26	$22.41
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.04	0.07	0.06	0.03		0.04		(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	(2.97)	1.34	(0.10)	0.68		2.27		(2.47)	0.67

Total from Operations	(2.93)	1.41	(0.04)	0.71		2.31		(2.49)	0.68

Dividends and Distributions:
Net Investment Income	(0.08)	(0.01)	(0.08)	—		—		(0.13)	—
Net Realized Gain	(0.72)	(3.24)	(0.80)	—		—		(1.29)	(2.83)

Total Dividends and Distributions	(0.80)	(3.25)	(0.88)	—		—		(1.42)	(2.83)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$12.88	$16.61	$18.45	$19.37		$18.66		$16.35	$20.26

Total Return†	(18.70)%	12.17%	(0.37)%	3.80%		14.13%		(12.51)%	4.01%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$31,366	$42,212	$49,475	$99,220		$121,257		$309,441	$474,040
Ratio of Expenses to Average Net Assets	1.05%*	1.15%	1.12%	1.10%*		1.30%		1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22%*	1.30%	1.21%	1.15%*		1.33%		1.35%	1.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57%*	0.42%	0.31%	0.35%*		0.24%		(0.11)%	0.05%
Portfolio Turnover Rate	40%* *	55%	45%	26%*	*	54%		59%	69%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
Small Cap Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017		2016	2015
Net Asset Value, Beginning of Year/ Period	$17.11	$18.89	$19.83	$19.10		$16.69		$20.66	$22.74
Income (Loss) from Operations:
Net Investment Income(2)	0.05	0.10	0.08	0.04		0.08		0.03	0.07
Net Realized and Unrealized Gain (Loss)	(3.06)	1.39	(0.11)	0.69		2.33		(2.53)	0.68

Total from Operations	(3.01)	1.49	(0.03)	0.73		2.41		(2.50)	0.75

Dividends and Distributions:
Net Investment Income	(0.11)	(0.03)	(0.11)	—		—		(0.18)	—
Net Realized Gain	(0.72)	(3.24)	(0.80)	—		—		(1.29)	(2.83)

Total Dividends and Distributions	(0.83)	(3.27)	(0.91)	—		—		(1.47)	(2.83)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$13.27	$17.11	$18.89	$19.83		$19.10		$16.69	$20.66

Total Return†	(18.64)%	12.37%	(0.29)%	3.82%		14.44%		(12.30)%	4.27%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$34,181	$42,824	$72,239	$198,706		$366,398		$477,509	$721,824
Ratio of Expenses to Average Net Assets	0.90%*	0.96%	1.05%	1.05%*		1.05%		1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.07%*	1.10%	1.14%	1.10%*		1.09%		1.10%	1.11%
Ratio of Net Investment Income to Average Net Assets	0.71%*	0.61%	0.41%	0.41%*		0.46%		0.14%	0.31%
Portfolio Turnover Rate	40%* *	55%	45%	26%*	*	54%		59%	69%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
International Equity Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$26.26	$25.02	$28.31	$25.23		$24.26	$25.86	$24.88
Income (Loss) from Operations:
Net Investment Income(2)	0.04	0.72	0.45	0.28		0.47	0.50	0.33
Net Realized and Unrealized Gain (Loss)	(4.68)	0.73	(3.15)	2.80		0.90	(1.91)	0.99

Total from Operations	(4.64)	1.45	(2.70)	3.08		1.37	(1.41)	1.32

Dividends and Distributions:
Net Investment Income	(0.91)	(0.16)	(0.36)	—		(0.40)	(0.12)	(0.35)
Net Realized Gain	—	(0.05)	(0.23)	—		—	(0.07)	—

Total Dividends and Distributions	(0.91)	(0.21)	(0.59)	—		(0.40)	(0.19)	(0.35)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.01

Net Asset Value, End of Year/Period	$20.71	$26.26	$25.02	$28.31		$25.23	$24.26	$25.86

Total Return†	(18.45)%	5.88%	(9.77)%	12.21%		5.75%	(5.45)%	5.52%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$235,421	$455,008	$710,594	$1,665,962		$1,410,600	$1,397,228	$162,146
Ratio of Expenses to Average Net Assets	1.03%*	1.02%	1.08%	1.08%*		1.06%	1.08%	1.09%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.14%*	1.10%	1.12%	1.12%*		1.11%	1.12%	1.18%
Ratio of Net Investment Income to Average Net Assets	0.35%*	2.89%	1.60%	2.08%*		1.94%	2.08%	1.34%
Portfolio Turnover Rate	32%* *	42%	54%	26%*	*	57%	39%	49%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
International Equity Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$26.31	$25.11	$28.40	$25.29		$24.31	$25.89	$24.93
Income (Loss) from Operations:
Net Investment Income(2)	0.06	0.77	0.49	0.31		0.43	0.44	0.33
Net Realized and Unrealized Gain (Loss)	(4.69)	0.70	(3.15)	2.80		0.96	(1.82)	1.03

Total from Operations	(4.63)	1.47	(2.66)	3.11		1.39	(1.38)	1.36

Dividends and Distributions:
Net Investment Income	(0.94)	(0.22)	(0.40)	—		(0.42)	(0.14)	(0.40)
Net Realized Gain	—	(0.05)	(0.23)	—		—	(0.07)	—

Total Dividends and Distributions	(0.94)	(0.27)	(0.63)	—		(0.42)	(0.21)	(0.40)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.01	0.01	0.00 (3)

Net Asset Value, End of Year/Period	$20.74	$26.31	$25.11	$28.40		$25.29	$24.31	$25.89

Total Return†	(18.40)%	5.99%	(9.63)%	12.30%		5.87%	(5.30)%	5.65%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,051,214	$1,927,379	$2,514,844	$1,913,807		$1,726,372	$1,079,244	$276,796
Ratio of Expenses to Average Net Assets	0.90%*	0.92%	0.95%	0.95%*		0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.01%*	1.00%	1.00%	0.99%*		1.00%	1.02%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.51%*	3.07%	1.73%	2.24%*		1.79%	1.80%	1.35%
Portfolio Turnover Rate	32%* *	42%	54%	26%*	*	57%	39%	49%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,				Year ended April 30,
International Small Cap Fund		2019	2018	Period May 1, 2017 to October 31, 2017(1)		2017	2016	Period November 18, 2014(3) to April 30, 2015
Net Asset Value, Beginning of Year/ Period	$12.04	$11.22	$12.68	$11.36		$10.17	$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.19	0.10	0.09		0.13	0.03	—
Net Realized and Unrealized Gain (Loss)	(2.20)	1.17	(0.70)	1.23		1.25	(0.44)	0.61

Total from Operations	(2.13)	1.36	(0.60)	1.32		1.38	(0.41)	0.61

Dividends and Distributions:
Net Investment Income	(0.17)	(0.07)	(0.10)	—		(0.12)	(0.01)	—
Net Realized Gain	(0.01)	(0.47)	(0.76)	—		(0.07)	(0.02)	—

Total Dividends and Distributions	(0.18)	(0.54)	(0.86)	—		(0.19)	(0.03)	—

Net Asset Value, End of Year/Period	$9.73	$12.04	$11.22	$12.68		$11.36	$10.17	$10.61

Total Return†	(18.03)%	13.14%	(5.36)%	11.62%		13.83%	(3.91)%	6.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$45,729	$2,689	$2,228	$2,064		$1,552	$1,366	$1,270
Ratio of Expenses to Average Net Assets	1.05%*	1.06%	1.15%	1.15%*		1.15%	1.40%	1.40%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.13%*	4.75%	5.45%	7.93%*		8.20%	9.44%	15.61%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.44%*	1.70%	0.78%	1.43%*		1.30%	0.26%	(0.06)%*
Portfolio Turnover Rate	21%* *	49%	68%	26%*	*	49%	54%	16%*	*

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Commencement of Operations.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,		Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Global Equity Fund		2019	2018			2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$12.86	$12.05	$13.27	$12.14		$11.20	$12.93	$13.43
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.28	0.15	0.08		0.13	0.14	0.07
Net Realized and Unrealized Gain (Loss)	(1.24)	0.99	(0.87)	1.05		0.92	(0.84)	0.83

Total from Operations	(1.22)	1.27	(0.72)	1.13		1.05	(0.70)	0.90

Dividends and Distributions:
Net Investment Income	(0.25)	(0.17)	(0.17)	—		(0.08)	(0.07)	(0.19)
Net Realized Gain	(0.46)	(0.29)	(0.33)	—		(0.03)	(0.96)	(1.21)

Total Dividends and Distributions	(0.71)	(0.46)	(0.50)	—		(0.11)	(1.03)	(1.40)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	—		0.00 (3)	0.00 (3)	—

Net Asset Value, End of Year/Period	$10.93	$12.86	$12.05	$13.27		$12.14	$11.20	$12.93

Total Return†	(10.34)%	11.32%	(5.72)%	9.31%		9.35%	(5.51)%	7.85%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$9,119	$11,461	$11,921	$14,215		$13,652	$8,964	$2,073
Ratio of Expenses to Average Net Assets	0.88%*	0.85%	0.95%	0.95%*		1.10%	1.20%	1.23%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.65%*	1.58%	1.60%	1.78%*		1.84%	3.71%	5.30%
Ratio of Net Investment Income to Average Net Assets	0.40%*	2.27%	1.21%	1.27%*		1.10%	1.20%	0.54%
Portfolio Turnover Rate	35%* *	41%	45%	21%*	*	60%	59%	63%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2019 to April 30, 2020 (Unaudited)	Year ended October 31,		Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Global Ultra Focus Fund		2019	2018			2017	2016	2015
Net Asset Value, Beginning of Year/ Period	$18.73	$17.50	$19.67	$18.76		$17.12	$19.15	$17.79
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.05	0.22	0.13	0.07		0.02	0.04	(0.02)
Net Realized and Unrealized Gain (Loss)	(3.79)	1.15	(2.24)	0.84		1.66	(2.07)	1.61

Total from Operations	(3.74)	1.37	(2.11)	0.91		1.68	(2.03)	1.59

Dividends and Distributions:
Net Investment Income	(0.26)	(0.14)	(0.06)	—		(0.04)	—	(0.25)
Net Realized Gain	—	—	—	—		—	—	—
Return of Capital	—	—	—	—		—	—	0.00 (3)

Total Dividends and Distributions	(0.26)	(0.14)	(0.06)	—		(0.04)	—	(0.25)

Redemption Fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.02

Net Asset Value, End of Year/Period	$14.73	$18.73	$17.50	$19.67		$18.76	$17.12	$19.15

Total Return†	(20.31)%	8.04%	(10.76)%	4.85%		9.83%	(10.60)%	9.27%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$38,676	$54,735	$80,479	$111,860		$112,985	$131,170	$151,049
Ratio of Expenses to Average Net Assets	1.05%*	1.16%	1.13%	1.12%*		1.35%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.25%*	1.32%	1.20%	1.21%*		1.40%	1.40%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%*	1.26%	0.68%	0.75%*		0.14%	0.22%	(0.10)%
Portfolio Turnover Rate	72%* *	92%	87%	43%*	*	72%	115%	163%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Ultra Focus Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Global Ultra Focus Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed its fiscal year end to October 31. The previous fiscal year end was April 30.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of April 30, 2020, the Funds did not have any open option contracts.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

As of April 30, 2020, the Funds did not have any open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/ or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2020, the Funds retained fees of $0, $5,691, $0, $34,290, $33, $212 and $119, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2020, the Funds paid as follows for these services: $56,774, $15,123, $20,054, $524,121, $2,473, $2,794 and $13,299 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2020, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Global Ultra Focus Funds earned credits of $3,766, $101, $911, $4,163, $11, $36 and $446, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%[1]
Cambiar International Small Cap	0.90%
Cambiar Global Equity Fund	0.75%
Cambiar Global Ultra Focus Fund	0.90%

The Adviser has contractually agreed, through March 1, 2021, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%[1]
Cambiar International Small Cap	0.95%
Cambiar Global Equity Fund	0.80%
Cambiar Global Ultra Focus Fund	0.95%

1

Effective March 1, 2019, the management fee for the International Equity Fund is subject to the following breakpoints: 0.90% on the first $2 billion in assets; 0.80% for assets between $2 billion and $10 billion; and 0.70% for assets over $10 billion.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

At April 30, 2020, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
4/30/17-4/30/18	2021	$207,773	$127,999	$183,230	$1,557,661	$107,086	$99,306	$78,115
4/30/18-4/30/19	2022	199,336	126,750	164,447	1,909,193	102,303	91,753	83,569
4/30/19-4/30/20	2023	200,248	127,309	129,385	2,252,473	87,100	78,873	101,336

		$607,357	$382,058	$477,062	$5,719,327	$296,489	$269,932	$263,020

5. Investment Transactions:

For the period ended April 30, 2020, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$76,450,691	$110,845,622
Cambiar SMID Fund	33,883,305	19,928,959
Cambiar Small Cap Fund	28,924,491	33,254,071
Cambiar International Equity Fund	621,129,271	1,321,689,217
Cambiar International Small Cap Fund	38,909,331	2,322,937
Cambiar Global Equity Fund	3,569,106	4,793,504
Cambiar Global Ultra Focus Fund	34,318,247	43,411,154

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily attributable to partnerships, REIT adjustments, utilization of earnings and profits on shareholder redemptions, foreign exchange gain (loss), PFIC adjustments and reclassifications of distribution. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable loss or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Cambiar Opportunity Fund
2019	$6,260,013	$23,412,011	$29,672,024
2018	4,803,741	38,669,108	43,472,849
Cambiar SMID Fund
2019	541,238	2,007,349	2,548,587
2018	135,788	—	135,788
Cambiar Small Cap Fund
2019	4,236,129	15,716,565	19,952,694
2018	1,356,117	10,910,229	12,266,346
Cambiar International Equity Fund
2019	23,659,218	5,305,729	28,964,947
2018	49,095,732	29,716,606	78,812,338
Cambiar International Small Cap Fund
2019	16,766	92,400	109,166
2018	61,947	80,016	141,963
Cambiar Global Equity Fund
2019	166,939	271,257	438,196
2018	412,798	129,566	542,364
Cambiar Global Ultra Focus Fund
2019	594,681	—	594,681
2018	338,923	—	338,923

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

As of October 31, 2019, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
Undistributed Ordinary Income	$2,788,946	$625,500	$469,329	$80,533,200	$37,933	$212,333	$754,810
Undistributed Long-Term Capital Gain	17,846,606	1,725,069	3,521,137	–	–	400,798	–
Capital Loss Carryforwards	–	–	–	(198,981,673)	(246)	–	(23,532,482)
Net Unrealized Appreciation	31,496,751	7,459,106	10,141,326	310,866,171	258,490	1,594,983	3,860,380
Other Temporary Differences	(10)	5	(3)	3	(6)	3	5

Total Distributable Earnings (Loss)	$52,132,293	$9,809,680	$14,131,789	$192,417,701	$296,171	$2,208,117	$(18,917,287)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2019, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$128,468,108	$70,513,565	$198,981,673
Cambiar International Small Cap Fund	246	—	246
Cambiar Global Ultra Focus Fund	23,310,368	222,114	23,532,482

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to Wash sales and investments in PFICs.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambiar Opportunity Fund	$162,357,444	$20,961,135	$(8,092,618)	$12,868,517
Cambiar SMID Fund	51,191,348	5,465,675	(4,325,028)	1,140,647
Cambiar Small Cap Fund	65,204,084	5,683,061	(7,314,632)	(1,631,571)
Cambiar International Equity Fund	1,241,080,731	109,032,078	(140,972,623)	(31,940,545)
Cambiar International Small Cap Fund	38,681,223	3,253,007	(147,268)	3,105,739
Cambiar Global Equity Fund	8,742,886	796,511	(743,950)	52,561
Cambiar Global Ultra Focus Fund	37,182,564	1,917,005	(5,047,040)	(3,130,035)

7. Concentrated Risks:

At April 30, 2020, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

8. Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	61%
Cambiar Opportunity Fund, Institutional Class	2	50%
Cambiar SMID Fund, Investor Class	1	83%
Cambiar SMID Fund, Institutional Class	3	93%
Cambiar Small Cap Fund, Investor Class	3	63%
Cambiar Small Cap Fund, Institutional Class	4	67%
Cambiar International Equity Fund, Investor Class	1	71%
Cambiar International Equity Fund, Institutional Class	3	60%
Cambiar International Small Cap, Institutional Class	2	92%
Cambiar Global Equity Fund, Investor Class	2	85%
Cambiar Global Ultra Focus Fund, Investor Class	2	38%

9. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10. New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio/Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio/Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio/Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Portfolio’s/Fund’s costs with those of other mutual funds. It assumes that the Portfolio/Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s/Fund’s comparative cost by comparing the hypothetical result for your Portfolio/Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s/ Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2020 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$929.10	0.84%	$4.03
Hypothetical 5% Return	$1,000.00	$1,020.69	0.84%	$4.22
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$930.20	0.65%	$3.12
Hypothetical 5% Return	$1,000.00	$1,021.63	0.65%	$3.27
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$818.40	0.95%	$4.30
Hypothetical 5% Return	$1,000.00	$1,020.14	0.95%	$4.77
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$818.80	0.85%	$3.84
Hypothetical 5% Return	$1,000.00	$1,020.64	0.85%	$4.27
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$813.00	1.05%	$4.73
Hypothetical 5% Return	$1,000.00	$1,019.64	1.05%	$5.27
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$813.60	0.90%	$4.06
Hypothetical 5% Return	$1,000.00	$1,020.39	0.90%	$4.52
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$815.50	1.03%	$4.65
Hypothetical 5% Return	$1,000.00	$1,019.74	1.03%	$5.17
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$816.00	0.90%	$4.06
Hypothetical 5% Return	$1,000.00	$1,020.39	0.90%	$4.52
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$819.70	1.05%	$4.75
Hypothetical 5% Return	$1,000.00	$1,019.64	1.05%	$5.27
Cambiar Global Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$896.60	0.88%	$4.15
Hypothetical 5% Return	$1,000.00	$1,020.49	0.88%	$4.42
Cambiar Global Ultra Focus Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$796.90	1.05%	$4.69
Hypothetical 5% Return	$1,000.00	$1,019.64	1.05%	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

NOTES

NOTES

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1900

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020